UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR
             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                Investment Company Act file number:  811-05127

                               AMBASSADOR FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        211 West Fort Street, Suite 720
                        Detroit, MI 48226
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                (ZIP CODE)

                               Brian T. Jeffries
                      Ambassador Capital Management, LLC
                        211 West Fort Street, Suite 720
                               Detroit, MI 48226
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

      Registrant's telephone number, including area code:  (313) 961-3111

                       Date of fiscal year end:  July 31

                   Date of reporting period:  July 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory , disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  ANNUAL REPORT TO SHAREHOLDERS.




                                                                   Annual Report
                                                                   July 31, 2003

                                                               [LOGO] Ambassador
                                                                           FUNDS

                                                               Money Market Fund

Investment products:
  . Are not deposits of, or guaranteed by, Ambassador Capital Management, L.L.C., or any of its affiliates
  .  Are not insured by the FDIC
  . Are subject to investment risks, including the possible loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Funds are distributed by BISYS Fund Services.

Ambassador Funds

Table of Contents
Annual Report - July 31, 2003

Letter to the Shareholders ................................................    1

Money Market Fund .........................................................    2

Notes to Financial Statements .............................................    9

Report of Independent Auditors ............................................   12

Trustees ..................................................................   13

Ambassador Funds

Letter to the Shareholders

                                                                 August 30, 2003

Dear Shareholder:

Our three year anniversary of the Ambassador Money Market Fund begins with the lowest short-term interest rate levels in over forty-five years. Throughout the year, the Federal Reserve has maintained an accommodative stance, lowering the Federal Funds rate to 1.0% in the process. Short-term yield levels have remained low in effort to combat slower than average economic growth and to eliminate perceived deflationary concerns. In fact, the Federal Reserve has expressed their willingness to accept higher levels of inflation to relieve corporate pricing pressures. In the meantime, the Federal Reserve has made it clear that it will leave short-term interest rates unchanged for a considerable period. Until convincing evidence of job growth and business investment is apparent, we should continue to see a low short-term interest rate environment.

Despite our challenging marketplace, we are continually seeking to add value for our shareholders through prudent asset allocation, security selection and investment horizon decision making. According to Lipper Research Services, the Ambassador Money Market fund ranks in the top 15 percentile out of 397 money market funds in our peer group. And, while the overall money market fund industry has declined in total assets over the year, the Ambassador Money Market Fund has grown over 9%. Our mission is to provide high quality, superior service to our shareholders. We want to thank you for your investment in the Ambassador Money Market Fund and look forward to a continued successful business relationship.

Sincerely,

/s/ Conrad W. Koski                                     /s/ Brian T. Jeffries
Conrad W. Koski                                         Brian T. Jeffries
Chairman                                                President

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Lipper is an independent mutual fund performance monitor whose results are based on total return and does not reflect a sales charge.

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2003

Commercial Paper - 89.2%*

                                                                              Principal
Security Description                                                          Amount ($)         Value ($)
--------------------                                                          ----------         ---------
Banking - 8.8%
Quincy Capital Corp., 1.03%, 8/1/03 (b) ....................................   6,547,000         6,547,000
Quincy Capital Corp., 1.03%, 8/29/03 (b) ...................................   6,800,000         6,794,552
Stellar Funding Group, 1.03%, 9/26/03 (b) ..................................   1,500,000         1,497,597
Superior Funding Corp., 1.06%, 8/26/03 (b) .................................   5,000,000         4,996,319
Three Rivers Funding Corp., 1.02%, 8/14/03 (b) .............................   7,000,000         6,997,422
Three Rivers Funding Corp., 1.04%, 8/20/03 (b) .............................   6,750,000         6,746,295
                                                                                              ------------
                                                                                                33,579,185
                                                                                              ------------

Conglomerate - 3.6%
Edison Asset Securitization, L.L.C., 1.01%, 8/7/03 (b) .....................   4,000,000         3,999,327
Edison Asset Securitization, L.L.C., 1.02%, 9/8/03 (b) .....................   4,000,000         3,995,693
Edison Asset Securitization, L.L.C., 1.23%, 10/20/03 (b) ...................   2,000,000         1,994,578
Edison Asset Securitization, L.L.C., 1.00%, 12/17/03 (b) ...................   3,750,000         3,735,625
                                                                                              ------------
                                                                                                13,725,223
                                                                                              ------------

Construction Machinery - 4.8%
Dealers Capital Access, 1.03%, 8/1/03 ......................................   4,500,000         4,500,000
Dealers Capital Access, 1.03%, 8/6/03 ......................................   6,000,000         5,999,141
Dealers Capital Access, 1.19%, 9/2/03 ......................................   3,000,000         2,996,827
Dealers Capital Access, 1.13%, 9/8/03 ......................................   5,000,000         4,994,036
                                                                                              ------------
                                                                                                18,490,004
                                                                                              ------------

Finance - 26.4%
Atlantis One Funding Corp., 1.03%, 8/7/03 (b) ..............................   4,000,000         3,999,313
Atlantis One Funding Corp., 0.95%, 8/13/03 (b) .............................   3,500,000         3,498,892
Atlantis One Funding Corp., 1.04%, 8/22/03 (b) .............................   1,000,000           999,393
Atlantis One Funding Corp., 1.00%, 12/10/03 (b) ............................   5,000,000         4,981,806
Clipper Receivables Corp., 1.03%, 8/12/03 (b) ..............................   5,000,000         4,998,426
Clipper Receivables Corp., 1.03%, 8/20/03 (b) ..............................   1,181,000         1,180,358
Eminent Funding Corp., 1.25%, 8/1/03 (b) ...................................   2,000,000         2,000,000
Eminent Funding Corp., 1.06%, 9/4/03 (b) ...................................   8,500,000         8,491,491
Eminent Funding Corp., 1.06%, 9/8/03 (b) ...................................   2,000,000         1,997,762
Eminent Funding Corp., 1.08%, 9/10/03 (b) ..................................   2,000,000         1,997,600
Eminent Funding Corp., 1.13%, 9/12/03 (b) ..................................   2,000,000         1,997,363
Falcon Asset Securitization Corp., 1.02%, 8/8/03 (b) .......................   8,000,000         7,998,413
Falcon Asset Securitization Corp., 1.02%, 8/11/03 (b) ......................   3,000,000         2,999,150
Falcon Asset Securitization Corp., 1.03%, 8/15/03 (b) ......................   5,717,000         5,714,710
Galleon Capital Corp., 1.03%, 8/15/03 (b) ..................................   8,500,000         8,496,581
Galleon Capital Corp., 1.04%, 8/20/03 (b) ..................................   4,500,000         4,497,530
Old Line Funding Corp., 1.03%, 8/11/03 (b) .................................   4,000,000         3,998,856
Old Line Funding Corp., 1.05%, 8/14/03 (b) .................................   6,487,000         6,484,540
Old Line Funding Corp., 1.02%, 9/9/03 (b) ..................................   8,135,000         8,126,011
Three Crowns Funding Corp., 1.05%, 8/21/03 (b) .............................   4,000,000         3,997,667
Three Crowns Funding Corp., 1.05%, 9/15/03 (b) .............................   4,000,000         3,994,750
Three Crowns Funding Corp., 1.04%, 9/24/03 (b) .............................   4,150,000         4,143,526
Three Crowns Funding Corp., 1.05%, 9/25/03 (b) .............................   4,500,000         4,492,781
                                                                                              ------------
                                                                                               101,086,919
                                                                                              ------------

                                    Continued
                                        2

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2003

Commercial Paper - 89.2%* (continued)

                                                                                 Principal
Security Description                                                             Amount ($)      Value ($)
--------------------                                                             ----------      ---------
Foreign Banking - 28.1%
Amstel Funding Corp., 1.05%, 10/15/03 (b) .....................................   2,127,000      2,122,347
Amstel Funding Corp., 0.93%, 12/12/03 (b) .....................................   2,205,000      2,197,424
Amsterdam Funding Corp., 1.03%, 8/13/03 (b) ...................................   1,200,000      1,199,588
Amsterdam Funding Corp., 1.05%, 8/19/03 (b) ...................................   4,119,000      4,116,848
Amsterdam Funding Corp., 1.07%, 8/27/03 (b) ...................................   5,288,000      5,283,914
Beethoven Funding Corp., 1.07%, 8/4/03 (b) ....................................   4,956,000      4,955,558
Beethoven Funding Corp., 1.12%, 8/11/03 (b) ...................................     335,000        334,896
Beethoven Funding Corp., 1.06%, 9/9/03 (b) ....................................   2,000,000      1,997,703
Beethoven Funding Corp., 1.15%, 9/19/03 (b) ...................................   2,000,000      1,996,869
Beethoven Funding Corp., 1.06%, 9/23/03 (b) ...................................   4,500,000      4,492,978
Beethoven Funding Corp., 1.06%, 9/29/03 (b) ...................................   4,000,000      3,993,051
Fairway Finance Corp., 1.10%, 8/5/03 (b) ......................................   5,000,000      4,999,389
Fairway Finance Corp., 1.03%, 8/18/03 (b) .....................................   6,750,000      6,746,717
Fairway Finance Corp., 1.05%, 10/23/03 (b) ....................................   5,443,000      5,429,823
Greyhawk Funding, L.L.C., 1.04%, 8/21/03 (b) ..................................   3,000,000      2,998,267
Greyhawk Funding, L.L.C., 1.03%, 8/22/03 (b) ..................................   7,000,000      6,995,794
Greyhawk Funding, L.L.C., 1.03%, 8/27/03 (b) ..................................   5,910,000      5,905,604
Greyhawk Funding, L.L.C., 1.03%, 9/3/03 (b) ...................................   4,000,000      3,996,223
Hannover Funding Corp., 1.08%, 8/1/03 (b) .....................................   8,258,000      8,258,000
Hannover Funding Corp., 1.07%, 8/22/03 (b) ....................................   9,975,000      9,968,781
Sydney Capital Corp., 1.29%, 8/25/03 (b) ......................................   2,829,000      2,826,586
Sydney Capital Corp., 1.17%, 9/4/03 (b) .......................................   9,907,000      9,896,052
Sydney Capital Corp., 1.06%, 12/10/03 (b) .....................................   5,000,000      4,980,896
Windmill Funding Corp., 1.03%, 8/21/03 (b) ....................................   2,240,000      2,238,718
                                                                                              ------------
                                                                                               107,932,026
                                                                                              ------------

Insurance - 13.2%
Barton Capital Corp., 1.03%, 8/5/03 (b) .......................................   4,096,000      4,095,531
Barton Capital Corp., 1.03%, 8/6/03 (b) .......................................   4,393,000      4,392,372
Barton Capital Corp., 1.03%, 8/12/03 (b) ......................................   2,642,000      2,641,169
Barton Capital Corp., 1.03%, 8/14/03 (b) ......................................   3,000,000      2,998,884
Barton Capital Corp., 1.03%, 8/15/03 (b) ......................................   5,000,000      4,997,997
Co-operative Association of Tractor Dealers, 1.10%, 8/5/03 ....................   3,777,000      3,776,538
Co-operative Association of Tractor Dealers, 1.05%, 9/23/03 ...................   2,500,000      2,496,135
Co-oparative Association of Tractor Dealers, 1.05%, 9/30/03 ...................   3,000,000      2,994,750
Co-operative Association of Tractor Dealers, 1.05%, 11/12/03 ..................   1,000,000        996,996
Co-operative Association of Tractor Dealers, 1.08%, 11/26/03 ..................   2,000,000      1,993,045
Triple A One Funding Corp., 1.03%, 8/5/03 (b) .................................   4,500,000      4,499,485
Triple A One Funding Corp., 1.05%, 8/6/03 (b) .................................   5,239,000      5,238,236
Triple A One Funding Corp., 1.03%, 8/7/03 (b) .................................   4,000,000      3,999,313
Triple A One Funding Corp., 1.03%, 8/11/03 (b) ................................   1,000,000        999,714
Triple A One Funding Corp., 1.04%, 8/18/03 (b) ................................   4,277,000      4,274,902
                                                                                              ------------
                                                                                                50,395,067
                                                                                              ------------

                                    Continued
                                        3

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2003

Commercial Paper - 89.2%* (continued)

                                                       Principal
Security Description                                   Amount ($)     Value ($)
--------------------                                   ----------     ---------
Retail - 4.3%
7-ELEVEN, Inc., 1.20%, 8/4/03 ........................  5,000,000      4,999,500
7-ELEVEN, Inc., 1.02%, 8/12/03 .......................  3,304,000      3,302,970
7-ELEVEN, Inc., 1.02%, 8/14/03 .......................  4,000,000      3,998,527
7-ELEVEN, Inc., 1.03%, 9/23/03 .......................  4,000,000      3,993,934
                                                                    ------------
                                                                      16,294,931
                                                                    ------------
TOTAL COMMERCIAL PAPER ...............................               341,503,355
                                                                    ============

Municipal Variable Rate Demand Notes - 6.6%**
Michigan - 6.6%
Genesee County, GO, 1.15%, 3/1/06 ....................  2,173,000      2,173,000
Ingham County, GO, 1.15%, 3/1/05 .....................  5,500,000      5,500,000
Kent County, GO, 1.12%, 3/1/04 .......................  5,017,000      5,017,000
Kent County, GO, 1.12%, 3/1/05 .......................  7,000,000      7,000,000
Kent County, GO, 1.20%, 3/1/06 .......................  2,400,000      2,400,000
Oakland County, GO, 1.45%, 5/1/04 ....................  3,000,000      3,001,100
                                                                    ------------
TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES ...........                25,091,100
                                                                    ============

U.S. Government Agency Obligations - 2.6%
Federal Home Loan Bank - 0.2%
5.60%, 9/2/03 ........................................    400,000        401,487
5.13%, 9/15/03 .......................................    350,000        351,596
                                                                    ------------
                                                                         753,083
                                                                    ------------

Federal National Mortgage Association - 2.4%
1.23%, 8/20/03 .......................................    344,000        343,788
5.91%, 8/25/03 .......................................    500,000        501,504
5.50%, 9/29/03 .......................................    250,000        251,664
3.125%, 11/15/03 .....................................  2,250,000      2,261,850
6.85%, 4/5/04 ........................................  5,650,000      5,870,550
                                                                    ------------
                                                                       9,229,356
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .............                 9,982,439
                                                                    ============

Certificates of Deposit - 1.3%
Finance - 1.3%
Flagstar Bank, 1.18%, 8/25/03 ........................  5,062,210      5,062,210
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT ........................                 5,062,210
                                                                    ============

U.S. Treasury Strips - 0.3% *
1.31%, 8/15/03 .......................................  1,000,000        999,491
                                                                    ------------
TOTAL U.S. TREASURY STRIPS ...........................                   999,491
                                                                    ============

TOTAL INVESTMENTS (COST $382,638,595) (a) - 100.0% ...               382,638,595
                                                                    ============


                                    Continued

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2003



------------
Percentages indicated are based on net assets of $382,524,303.
(a) Cost and value for federal income tax and financial reporting purposes is the same.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

*   Rate presented indicates the effective yield at time of purchase.
** Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2003. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
GO - General Obligation


                        See Notes to Financial Statements

Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities
July 31, 2003

Assets:
Investments, at value (cost $382,638,595) ..............   $ 382,638,595
Cash ...................................................             318
Interest receivable ....................................         205,489
Prepaid expenses .......................................          19,138
                                                           -------------
        Total Assets ...................................     382,863,540
Liabilities:
Dividends payable ......................................         241,268
Accrued expenses and other liabilities:
     Advisory ..........................................          69,011
     Other .............................................          28,958
                                                           -------------
        Total Liabilities ..............................         339,237

                                                           -------------
Net Assets .............................................   $ 382,524,303
                                                           =============
Composition of Net Assets:
Capital ................................................   $ 382,525,864
Accumulated net realized losses from investment
 transactions ..........................................          (1,561)
                                                           -------------
Net Assets .............................................   $ 382,524,303
                                                           =============
Institutional Shares:
Net Assets .............................................   $ 382,524,303
Shares Outstanding .....................................     382,525,864
Net Asset Value, Offering Price, and Redemption Price
 per share .............................................   $        1.00



Statement of Operations
For the year ended July 31, 2003


Investment Income:
Interest ...............................................   $   5,017,807
                                                           -------------
Expenses:
Advisory ...............................................         710,907
Administration .........................................         592,090
Accounting .............................................           9,319
Transfer Agent .........................................          41,650
Trustee ................................................          37,575
Other ..................................................          80,063
                                                           -------------
     Total Expenses ....................................       1,471,604

                                                           -------------
Net Investment Income ..................................       3,546,203
                                                           -------------
Net Realized Losses from Investments:
Net realized losses from investment transactions .......            (284)
                                                           -------------
Change in net assets from operations ...................   $   3,545,919
                                                           =============


                        See Notes to Financial Statements

Ambassador Funds
Money Market Fund

Statement of Changes in Net Assets

                                                                    For the years ended
                                                             ----------------------------------
                                                              July 31, 2003      July 31, 2002
                                                             ---------------    ---------------
Investment Activities:
Operations:
Net investment income ....................................   $    3,546,203    $    4,109,772
Net realized losses from investment transactions .........             (284)             (939)
                                                             --------------    --------------
Change in net assets from operations .....................        3,545,919         4,108,833
                                                             --------------    --------------
Dividends:
Net investment income
     Institutional Shares ................................       (3,531,724)       (4,124,272)
                                                             --------------    --------------
Change in net assets from shareholder dividends ..........       (3,531,724)       (4,124,272)
                                                             --------------    --------------
Capital Share Transactions:
Change in net assets from capital transactions ...........       31,977,473       280,885,025
                                                             --------------    --------------
Change in net assets from investment activities ..........       31,991,668       280,869,586
Net Assets:
Beginning of year ........................................      350,532,635        69,663,049
                                                             --------------    --------------
End of year ..............................................   $  382,524,303    $  350,532,635
                                                             ==============    ==============
Share Transactions:*
Institutional Shares:
Issued ...................................................      660,642,650       411,054,371
Reinvested ...............................................        3,702,320         3,915,861
Redeemed .................................................     (632,367,487)     (134,085,217)
                                                             --------------    --------------
Change in Institutional shares ...........................       31,977,483       280,885,015
                                                             --------------    --------------
Investor Shares:**
Issued ...................................................               --                10
Redeemed .................................................              (10)               --
                                                             --------------    --------------
Change in Investor shares ................................              (10)               10
                                                             --------------    --------------
Change in shares .........................................       31,977,473       280,885,025
                                                             ==============    ==============

----------
* All capital share transactions have been processed at a net asset value of $1.00 per share.
** Investor Share Transactions represent seed money only.


                        See Notes to Financial Statements

Ambassador Funds
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

                                                                             For the years ended
                                                            ----------------------------------------------
                                                            July 31, 2003     July 31, 2002      July 31, 2001*
                                                            -------------     -------------      --------------
Institutional Shares

Net Asset Value, Beginning of Period ....................      $     1.00       $      1.00          $     1.00
                                                            -------------     -------------      --------------
Investment Activities:
Net investment income ...................................            0.01              0.02                0.05
Net realized losses on investments ......................            0.00(a)          (0.00)(a)           (0.00)(a)
                                                            -------------     -------------      --------------
Total from investment activities ........................            0.01              0.02                0.05
                                                            -------------     -------------      --------------
Dividends:
Net investment income ...................................           (0.01)            (0.02)              (0.05)
                                                            -------------     -------------      --------------
Total dividends .........................................           (0.01)            (0.02)              (0.05)
                                                            -------------     -------------      --------------
Net Asset Value, End of Period ..........................      $     1.00       $      1.00          $     1.00
                                                            =============     =============      ==============
Total Return ............................................            1.03%             1.84%               5.18%

Ratios/Supplementary Data:
Net assets at end of period (000's) .....................      $  382,524       $   350,533          $   69,663
Ratio of expenses to average net assets .................            0.41%             0.44%               0.62%
Ratio of net investment income to average net assets ....            1.00%             1.58%               4.95%

----------
* The Fund commenced operations on August 1, 2000.
(a)Amount less than $0.005 per share.

                        See Notes to Financial Statements

Ambassador Funds

                          Notes to Financial Statements
                                  July 31, 2003

1.   Organization:

          The Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"). The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares. As of July 31, 2003, Investor Shares have not commenced operations. Capital share transactions related to the Investor Shares represents seed money only.

2.   Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

          Securities in the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     Repurchase Agreements:

     The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Security Transactions and Investment Income:

          Security transactions are recorded on the date the security is purchased or sold. Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

                                    Continued

Ambassador Funds

                          Notes to Financial Statements
                                  July 31, 2003

     Dividends to Shareholders:

          The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

          The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

     Federal Income Taxes:

          The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.   Related Party Transactions:

     Investment Adviser:

          Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

     Administrator, Transfer Agent, and Fund Accountant ("Administration"):

          BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the administrator to the Fund. Such officers are not paid any fees directly by the Fund for serving as officers of the Fund. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as the transfer agent and the fund accountant to the Fund. For the above mentioned Administration services BISYS and BISYS Ohio receive a fee computed daily and paid monthly, based on the value of the average aggregate daily net assets of the Fund, at an annual percentage rate as follows:

     Average Aggregate Net Assets                             Percentage Fee
     ----------------------------                             --------------
         $0 to $200 million                                        0.18%
         $200 to $500 million                                      0.15
         $500 to $750 million                                      0.125
         Over $750 million                                         0.10

     BISYS Ohio is also reimbursed by the Fund for out-of-pocket expenses associated with its services as transfer agent and fund accountant. BISYS receives a minimum annual fee of $110,000.

                                    Continued

Ambassador Funds

                         Notes to Financial Statements
                                  July 31, 2003

     Distributor:

          BISYS serves the Trust as the Distributor (the "Distributor"). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Distributor at a rate not to exceed 0.25% of the average daily net assets of Investor Shares. This payment represents actual expenses incurred by the Distributor for marketing costs and services rendered in distributing the Funds' shares.

4.   Federal Tax Information:

     The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2003 were as follows:

     Distributions paid from
     -----------------------
     Net Investment   Net Long Term   Total Taxable   Tax Return of   Total Dividends
     Income           Capital Gains   Distributions   Capital         Paid*
     --------------------------------------------------------------------------------
      $3,702,319      --              $3,702,319      --              $3,702,319

     As of July 31, 2003 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

     Undistributed     Undistributed                                  Accumulated       Total
     Net Investment    Long-Term        Accumulated   Distributions   Capital and       Accumulated
     Income            Capital Gains    Earnings      Payable         Other Losses**    Deficit
     ----------------------------------------------------------------------------------------------
     $241,268          --               $241,268      ($241,268)      ($1,561)          ($1,561)

     *Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

     **As of July 31, 2003, the Fund had the following net capital loss carryforwards, which are available to offset future realized gains.

         Amount       Expires
         ------       -------
         $1,148       2011

     Net capital losses incurred after October 31, 2002 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003 post October currency losses of $413.

5.   Subsequent Event:

          On August 2, 2003, Fund Services Group, LLC replaced BISYS as Administrator, and Fund Accountant, U.S. Bancorp Fund Services, LLC, replaced BISYS as Transfer Agent, the Distribution Agreement with BISYS was terminated and the Fund became self-distributed.

                         Report of Independent Auditors

To the Shareholders and
Board of Trustees of the Ambassador Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Ambassador Money Market Fund (the Fund) as of July 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ambassador Money Market Fund at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                   Ernst & Young LLP

                                                   /s/ Ernst & Young LLP

Columbus, Ohio
September 5, 2003

Ambassador Funds
Money Market Fund

Trustee Information (Unaudited):

     The following table contains information regarding Ambassador Funds Trustees. Asterisks indicate those Trustees who are interested persons, as defined in the Investment Company Act of 1940, as amended, of the funds. The Funds Statement of Additional Information includes additional information about the Trustees and is available by calling (800) 992-0444.

                                                Term of                                                 Number
                                                Office                                                  of Portfolios
                                                and Length                                              in the Fund    Other
                                   Position(s)  of Time                                                 Complex        Directorships
Name, Address                      Held with    Served with  Principal Occupations(s)                   Overseen       Held by
and Age                            the Funds    the Funds    During Past 5 Years                        by Trustee     Trustee
------------------------------------------------------------------------------------------------------------------------------------
Nicholas J. DeGrazia               Trustee      3 years      Principal of Modesitt Associates, Inc.        1           None
3650 Shorewood Dr.                                           (management consulting firm) since
North Lakeport, MI 48059                                     1997; Consultant of Lionel, L.L.C. from
60 years                                                     1995-1996; President and Chief Operating
                                                             Officer of Lionel Trains, Inc. from
                                                             1990-1995.
------------------------------------------------------------------------------------------------------------------------------------
Ronald E. Hall                     Trustee      3 years      President, Chief Executive Officer and        1           None
Bridgewater Interiors, LLC                                   Chairman of the Board of Bridgewater
4617 West Fort St.                                           Interiors, LLC, and automotive supplier
Detroit, MI 48209                                            joint venture with Johnson Controls,
59 years                                                     Inc. since 1998; President and Chief
                                                             Executive Officer of the Michigan
                                                             Minority Business Development Council
                                                             from 1992-1998.
------------------------------------------------------------------------------------------------------------------------------------
Brian T. Jeffries *                Trustee      3 years      Founder and President of Ambassador           1           None
Ambassador Capital Mgmnt, L.L.C.   President                 Capital Management, L.L.C. since 1998;
211 West Fort St., Suite 720                                 Shareholder and Portfolio Manager of
Detroit, MI 48226                                            Munder Capital Management from 1994-1998.
38 years
------------------------------------------------------------------------------------------------------------------------------------
Conrad W. Koski                    Trustee      3 years      Retired 1997; President and Chief             1           None
206 Stephens Rd.                   Chairman                  Executive Officer of First of Michigan
Grosse Pointe Farms, MI 48236                                Corporation from 1996-1997 and Executive
57 years                                                     Vice President and Chief Financial
                                                             Officer from 1982-1996. Officer and
                                                             Trustee of Cranbrook Funds from
                                                             1984-1997.
------------------------------------------------------------------------------------------------------------------------------------
Gregory A. Prost *                 Trustee      3 years      Chief Investment Officer of Ambassador        1           None
Ambassador Capital Mgmnt, L.L.C.   Vice                      Capital Management, L.L.C. since 2000;
211 West Fort St., Suite 720       President                 Shareholder and Senior Portfolio Manager
Detroit, MI 48226                                            of Munder Capital Management, Inc. from
36 years                                                     1995-2000.
------------------------------------------------------------------------------------------------------------------------------------

Annual Report
July 31, 2003



Investment Adviser

Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226


Counsel

Dykema Gossett PLC
400 Renaissance Center
Detroit, MI 48243


For Additional Information Call:
1-800-992-0444




Ambass 0703
                                                       [LOGO]Ambassador
09/03                                                             FUNDS

Item 2.  CODE OF ETHICS.

The registrant has adopted a Code of Ethics applicable to its principal executive officer, principal financial officer and principal accounting officer. The registrant undertakes to furnish a copy of such Code of Ethics to any person upon request, without charge, by calling 1-800-684-3416.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

THE BOARD OF TRUSTEES OF THE REGISTRANT HAS DETERMINED THAT THE REGISTRANT DOES NOT CURRENTLY HAVE A MEMBER SERVING ON ITS AUDIT COMMITTEE THAT MEETS THE DEFINITION OF AN "AUDIT COMMITTEE FINANCIAL EXPERT" AS DEFINED IN THE INSTRUCTIONS TO THIS FORM N-CSR.

ALTHOUGH EACH MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE HAS ONE OR MORE OF THE ATTRIBUTES REQUIRED IN ORDER FOR SUCH PERSON TO BE DETERMINED TO BE AN AUDIT COMMITTEE FINANCIAL EXPERT, NO MEMBER HAS ALL OF SUCH REQUIRED ATTRIBUTES. THE TRUSTEES REVIEWED THE ATTRIBUTES, EDUCATION, AND EXPERIENCE OF EACH MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE, THE NATURE OF THE ACCOUNTING PRINCIPLES APPLICABLE TO THE REGISTRANT, AND THE REGISTRANT'S UNDERLYING INTERNAL CONTROLS AND REPORTING MECHANISMS AND DETERMINED THAT THE MEMBERS OF THE REGISTRANT'S AUDIT COMMITTEE, AS A GROUP, HAVE THE EXPERIENCE AND EDUCATION NECESSARY TO PERFORM THE AUDIT COMMITTEE'S RESPONSIBILITIES, INCLUDING WITH RESPECT TO THE EVALUATION OF THE FINANCIAL STATEMENTS OF THE REGISTRANT. IN ADDITION, THE TRUSTEES DETERMINED THAT THE AUDIT COMMITTEE HAS THE RESOURCES AND AUTHORITY NECESSARY TO DISCHARGE ITS RESPONSIBILITIES, INCLUDING THE AUTHORITY TO RETAIN AT ANY TIME INDEPENDENT COUNSEL AND OTHER ADVISERS AND EXPERTS. THE TRUSTEES ALSO DETERMINED THAT EACH MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE IS "INDEPENDENT" AS DEFINED IN THE INSTRUCTIONS TO THIS FORM N-CSR.


Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for annual reports filed for periods ending before December 15, 2003.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANT.

Not applicable to open-end investment companies.

Item 6.  [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 8.  [RESERVED]

Item 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Item 10.  EXHIBITS.

(a)   Code of Ethics--not applicable (see Item 2).

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMBASSADOR FUNDS

By:  /S/ BRIAN T. JEFFRIES
        Brian T. Jeffries, President

Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /S/ BRIAN T. JEFFRIES
        Brian T. Jeffries, President

By:  /S/ NADEEM YOUSAF
        Nadeem Yousaf, Treasurer (until August 1, 2003)

Date:  October 9, 2003

                                                                  EX-99.906CERT

               CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

      The Chief Executive Officer and the Chief Financial Officer of Ambassador Funds (the "Registrant"), each certify to the best of his and her knowledge that:

      1. The Registrant's periodic report on Form N-CSR for the period ended July 31, 2003 (the "Form N-CSR") fully complies with the requirements of
Section 13 (a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

      2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant. This certification is being furnished to the Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR filed with the Commission.

Chief Executive Officer:                        Chief Financial Officer:


/S/ BRIAN T. JEFFRIES                     /S/ NADEEM YOUSAF
Brian T. Jeffries                         Nadeem Yousaf (until August 1, 2003)

Date:  October 9, 2003                    Date:  October 9, 2003

                                                                Exhibit 99.CERT
                                 CERTIFICATION

I, Brian T. Jeffries, certify that:

1.    I have reviewed this report on Form N-CSR of Ambassador Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
      a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
      c) evaluated the effectiveness of the registrant's disclosure controls and procedures, and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
      d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officersand I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
      a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and
      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls.

Date:  October 9, 2003        /S/ BRIAN T. JEFFRIES
                              Brian T. Jeffries, President

                                                                Exhibit 99.CERT
                                 CERTIFICATION

I, Nadeem Yousaf, hereby certify that:

1.    I have reviewed this report on Form N-CSR of Ambassador Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:
      a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
      c) evaluated the effectiveness of the registrant's disclosure controls and procedures, and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
      d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
      a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and
      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls.

Date:  October 9, 2003        /S/ NADEEM YOUSAF
                              NADEEM YOUSAF, Treasurer (until August 1, 2003)